Disclosure - SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock authorized	100,000,000	100,000,000	100,000,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock authorized	800,000,000	800,000,000	800,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001